Earnings per share (Details) - ZAR (R) R / shares in Units, shares in Thousands, R in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Weighted average number of shares
Ordinary shares in issue ('000)	2,923,571	2,670,030	2,266,261
Adjustment for weighting of ordinary shares in issue ('000)	(194,680)	(162,447)	(2,404)
Weighted average number of shares ('000)	2,728,891	2,507,583	2,263,857
(Loss)/profit attributable to owners of Sibanye-Stillwater (SA rand million)	R 29,311.9	R 62.1	R (2,499.6)
Basic earnings per share (EPS) (cents)	R 10.74	R 0.02	R (1.10)
Potential ordinary shares (000)	49,061	71,371
Diluted weighted average number of shares ('000)	2,777,952	2,578,954	2,263,857
Diluted basic EPS (cents)	R 10.55	R 0.02	R (1.10)
Gain on disposal of property, plant and equipment	R (98.8)	R (76.6)	R (60.2)
Gains on disposals of property plant and equipment, net of tax	(74.0)	(57.9)	(47.9)
Impairment loss (reversal of impairment loss) recognised in profit or loss	(121.4)	86.0	3,041.4
Impairments, net of tax	(121.5)	66.6	2,530.9
Impairment recognised by equity accounted associate		21.0
Impairment by equity method associate, net of tax		21.0
Gain on acquisition		(1,103.0)
Gain on acquisition, net of tax		(1,103.0)
Derecognition of property, plant and equipment	37.0
Derecognition of property, plant and equipment, net of tax	28.0
Re-measurement items, net of tax attributable to non-controlling interests	(1.1)	3.0
Headline earnings	R 29,145.5	R (1,008.2)	R (16.6)
Headline EPS - cents	R 10.68	R (0.40)	R (0.01)
Diluted headline EPS - cents	R 10.49	R (0.40)	R (0.01)